S000077383 [Member] Expense Example - iShares J.P. Morgan Broad USD Emerging Markets Bond ETF - iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	$ 230